STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7%
Advertising - .6%
Advantage Sales & Marketing, Sr. Scd. Notes	6.50	11/15/2028	280,000	[c]	296,625
Clear Channel International, Sr. Scd. Notes	6.63	8/1/2025	415,000	[c]	439,381
Terrier Media Buyer, Gtd. Notes	8.88	12/15/2027	716,000	[c]	790,733
				1,526,739
Aerospace & Defense - .6%
TransDigm, Gtd. Notes	5.50	11/15/2027	70,000		73,696
TransDigm, Gtd. Notes	6.50	5/15/2025	640,000		658,800
TransDigm, Sr. Scd. Notes	8.00	12/15/2025	750,000	[c]	830,693
				1,563,189
Airlines - .3%
American Airlines, Sr. Scd. Notes	11.75	7/15/2025	565,000	[c]	652,434
Automobiles & Components - 1.5%
American Axle & Manufacturing, Gtd. Notes	6.88	7/1/2028	700,000		755,594
Clarios Global, Gtd. Notes	8.50	5/15/2027	1,025,000	[c]	1,115,261
Clarios Global, Sr. Scd. Notes	6.75	5/15/2025	108,000	[c]	116,540
Dealer Tire, Sr. Unscd. Notes	8.00	2/1/2028	980,000	[c]	1,034,953
Ford Motor, Sr. Unscd. Notes	5.29	12/8/2046	175,000		183,203
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	260,000		293,586
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	390,000		479,753
				3,978,890
Building Materials - .8%
Cornerstone Building Brands, Gtd. Notes	6.13	1/15/2029	75,000	[c]	79,828
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	1,064,000	[c]	1,121,190
CP Atlas Buyer, Sr. Unscd. Notes	7.00	12/1/2028	425,000	[c]	441,734
Griffon, Gtd. Notes	5.75	3/1/2028	500,000		529,595
				2,172,347
Chemicals - 1.7%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	445,000	[c]	446,113
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	540,000	[c]	548,438
CVR Partners, Scd. Notes	9.25	6/15/2023	430,000	[c]	430,985
Innophos Holdings, Sr. Unscd. Notes	9.38	2/15/2028	745,000	[c]	818,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Chemicals - 1.7% (continued)
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	585,000	[c,d]	686,878
Venator Finance, Gtd. Notes		5.75	7/15/2025	585,000	[c]	548,072
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	865,000	[c]	947,175
					4,425,764
Collateralized Loan Obligations Debt - 48.3%
Adagio CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c,d]	3,582,991
Armada Euro CLO III, Ser. 3A, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	7/15/2031	3,300,000	[c,d]	3,994,678
Avoca CLO XVII Designated Activity, Ser. 17-A, Cl. ER, 3 Month EURIBOR +6.38% @ Floor	EUR	6.38	10/15/2032	1,000,000	[c,d]	1,219,952
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		7.63	1/15/2033	3,000,000	[c,d]	3,013,404
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[c,d]	2,457,548
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c,d]	1,829,756
Battalion CLO XI, Ser. 2017-11A, CI. E, 3 Month LIBOR +5.98%		6.19	10/24/2029	2,700,000	[c,d]	2,643,140
Blackrock European CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c,d]	2,408,556
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		8.01	8/20/2032	2,250,000	[c,d]	2,261,147
Cairn CLO VI, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[c,d]	3,273,646
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c,d]	5,034,166
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[c,d]	2,449,792
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03% @ Floor	EUR	8.03	1/16/2033	1,000,000	[c,d]	1,105,723
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, CI. DR, 3 Month EURIBOR +6.15% @ Floor	EUR	6.15	1/18/2030	4,800,000	[c,d]	5,819,804
Contego CLO VII, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[c,d]	4,209,094
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[c,d]	1,217,715

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Collateralized Loan Obligations Debt - 48.3% (continued)
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.32	10/20/2032	3,000,000	[c,d]	3,008,247
CVC Cordatus Loan Fund CLO XIV, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c,d]	3,608,990
Dryden 66 EURO CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c,d]	2,353,440
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		7.87	8/15/2032	2,500,000	[c,d]	2,507,045
Jamestown CLO XIV, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		7.26	10/20/2032	3,000,000	[c,d]	3,009,201
KKR CLO, Ser. 17, Cl. E, 3 Month LIBOR +6.20%		6.44	4/15/2029	3,000,000	[c,d]	2,852,518
KKR CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		7.14	10/15/2032	3,000,000	[c,d]	2,989,338
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		8.14	1/15/2029	4,000,000	[c,d]	3,896,027
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	1,150,000	[c,d]	1,102,001
Marathon CLO 14, Ser. 2019-2A, Cl. C2, 3 Month LIBOR +5.97%		6.19	1/20/2033	1,000,000	[c,d]	1,011,744
Marble Point CLO XV, Ser. 2019-1A, Cl. E, 3 Month LIBOR +6.83%		7.04	7/23/2032	3,000,000	[c,d]	2,936,556
MidOcean Credit CLO X, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		7.65	10/23/2032	4,000,000	[c,d]	3,969,940
Northwoods Capital CLO 20, Ser. 2019-20A, CI. E, 3 Month LIBOR +7.85%		8.06	1/25/2030	3,000,000	[c,d]	2,995,401
Ocean Trails CLO VI, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		7.69	7/15/2028	1,500,000	[c,d]	1,439,274
Octagon Investment Partners CLO 20-R, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		7.01	5/12/2031	4,000,000	[c,d]	3,983,320
Purple Finance CLO 2, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c,d]	3,047,739
Purple Finance CLO 2, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c,d]	2,723,298
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	1/20/2033	2,000,000	[c,d]	2,415,366
RRE 2 Loan Management CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.80% @ Floor	EUR	5.80	1/15/2032	2,000,000	[c,d]	2,429,065

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Collateralized Loan Obligations Debt - 48.3% (continued)
Sound Point CLO XXIII, Ser. 2019-2A, Cl. E, 3 Month LIBOR +6.71%		6.95	4/15/2032	4,750,000	[c,d]	4,727,908
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		6.79	4/15/2031	3,000,000	[c,d]	2,955,294
Toro European CLO 3, Ser. 3A, CI. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c,d]	3,536,509
Toro European CLO 6, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c,d]	1,684,167
Toro European CLO 6, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c,d]	3,194,312
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.26	7/20/2032	2,100,000	[c,d]	2,064,401
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.17	11/26/2032	1,750,000	[c,d]	1,722,320
Voya Euro CLO II, Ser. 2A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	7/15/2032	3,200,000	[c,d]	3,765,708
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		7.25	4/20/2032	4,000,000	[c,d]	3,971,272
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.23	10/22/2029	860,000	[c,d]	845,726
					127,267,239
Collateralized Loan Obligations Equity - 5.9%
Blackrock European CLO IV, Ser. 4A, CI. SUB	EUR	13.69	7/15/2030	5,822,000	[c,e]	5,221,289
Blackrock European CLO VIII, Ser. 8A, Cl. SUB	EUR	14.52	7/20/2032	1,425,000	[c,e]	1,242,306
BlueMountain Fuji CLO III, Ser. 3A, CI. SUB	EUR	18.38	1/15/2031	3,000,000	[c,e]	2,461,666
KVK CLO, Ser. 2016-1A, CI. SUB		49.68	1/15/2029	10,000,000	[c,e]	3,463,450
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		29.79	1/20/2029	5,000,000	[c,e]	2,494,505
Providus CLO II, Ser. 2A, Cl. SUB	EUR	11.45	7/15/2031	1,000,000	[c,e]	715,076
					15,598,292
Commercial & Professional Services - 4.8%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	185,000	[c]	197,497
APX Group, Sr. Scd. Notes		6.75	2/15/2027	550,000	[c]	591,938
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,900,000		3,294,879
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	4,000,000		5,096,672
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	132,000	[c]	129,195
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	290,000	[c]	328,606

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Commercial & Professional Services - 4.8% (continued)
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	564,375
Sabre GLBL, Sr. Scd. Notes		7.38	9/1/2025	210,000	[c]	228,165
The House of Finance, Sr. Scd. Notes	EUR	4.38	7/15/2026	100,000	[c]	122,343
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	630,000	[c]	781,411
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,230,000	[c]	1,335,319
					12,670,400
Consumer Discretionary - 2.9%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,111,000	[c]	1,155,268
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	458,925
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	25,000	[c]	26,091
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,305,000	[c]	1,606,808
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	70,000		72,814
Boyd Gaming, Gtd. Notes		8.63	6/1/2025	92,000	[c]	102,436
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	375,000	[c]	415,623
Carnival, Sr. Scd. Bonds	EUR	10.13	2/1/2026	225,000	[c]	319,215
Carnival, Sr. Unscd. Bonds	EUR	7.63	3/1/2026	265,000	[c]	344,197
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	100,000	[c]	109,137
CCM Merger, Sr. Unscd. Notes		6.38	5/1/2026	75,000	[c]	78,938
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	905,000	[c]	928,096
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	335,000	[c]	361,500
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	855,000	[c]	879,038
Scientific Games International, Gtd. Notes		7.25	11/15/2029	65,000	[c]	71,447
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	609,807
Scientific Games International, Gtd. Notes		8.63	7/1/2025	135,000	[c]	147,994
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	32,000	[c]	35,900
					7,723,234
Consumer Staples - .0%
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	52,000	[c]	54,340
Diversified Financials - 2.1%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	564,533		788,056
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	275,000	[c]	289,729
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	330,000	[c]	461,993

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Diversified Financials - 2.1% (continued)
Encore Capital Group, Sr. Scd. Notes, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	1/15/2028	350,000	[c,d]	429,741
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,050,000	[c]	1,010,735
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	315,000	[c]	444,120
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	335,000	[c]	421,530
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		673,887
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	35,000	[c]	36,626
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	560,000	[c]	590,450
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	465,000	[c]	494,281
					5,641,148
Electronic Components - .3%
Wesco Distribution, Gtd. Notes		7.13	6/15/2025	260,000	[c]	286,300
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	465,000	[c]	529,493
					815,793
Energy - 6.5%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	320,000	[c]	308,032
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	545,000	[c]	536,484
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	200,000	[c]	207,016
Antero Resources, Gtd. Notes		5.63	6/1/2023	110,000		107,938
Antero Resources, Sr. Unscd. Notes		8.38	7/15/2026	74,000	[c]	75,716
Apache, Sr. Unscd. Notes		5.10	9/1/2040	346,000		371,734
Apache, Sr. Unscd. Notes		5.35	7/1/2049	80,000		82,282
Archrock Partners, Gtd. Notes		6.25	4/1/2028	170,000	[c]	177,388
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	960,000	[c]	969,600
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	270,000	[c]	288,225
CGG, Scd. Bonds		5.00	2/21/2024	2,222,161		2,177,718
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	125,000	[c]	123,984
Crestwood Midstream Partners, Gtd. Notes		5.75	4/1/2025	675,000		688,500
Crestwood Midstream Partners, Gtd. Notes		6.25	4/1/2023	295,000		296,291
CrownRock, Sr. Unscd. Notes		5.63	10/15/2025	830,000	[c]	848,156
CVR Energy, Gtd. Bonds		5.75	2/15/2028	490,000	[c]	465,500
DCP Midstream Operating, Gtd. Notes		5.63	7/15/2027	295,000		327,745

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Energy - 6.5% (continued)
Double Eagle Finance, Sr. Unscd. Notes	7.75	12/15/2025	330,000	[c]	350,750
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	75,000	[c]	80,367
EnLink Midstream, Gtd. Notes	5.63	1/15/2028	36,000	[c]	36,863
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	170,000		186,147
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	165,000	[c]	180,881
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	231,127
EQT, Sr. Unscd. Notes	7.88	2/1/2025	310,000		353,445
Genesis Energy, Gtd. Notes	6.25	5/15/2026	750,000		706,328
Genesis Energy, Gtd. Notes	6.50	10/1/2025	523,000		509,598
Genesis Energy, Gtd. Notes	7.75	2/1/2028	210,000		201,272
Genesis Energy, Gtd. Notes	8.00	1/15/2027	290,000		289,275
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	205,000		178,543
Laredo Petroleum, Gtd. Notes	10.13	1/15/2028	20,000		17,040
Occidental Petroleum, Sr. Unscd. Notes	5.88	9/1/2025	50,000		53,325
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	200,000		214,540
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	167,000		176,916
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	210,000		220,185
Occidental Petroleum, Sr. Unscd. Notes	6.95	7/1/2024	305,000		330,163
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	430,000		480,525
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	820,000		964,013
Ovintiv, Gtd. Notes	6.63	8/15/2037	115,000		128,568
PBF Holding, Sr. Scd. Notes	9.25	5/15/2025	847,000	[c]	831,860
PDC Energy, Gtd. Notes	5.75	5/15/2026	280,000		289,625
Precision Drilling, Gtd. Notes	7.13	1/15/2026	390,000	[c]	340,688
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	590,000		619,795
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	155,000		168,466
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	930,000		994,421
				17,187,035
Environmental Control - .2%
GFL Environmental, Sr. Unscd. Notes	8.50	5/1/2027	472,000	[c]	524,805
Food Products - .2%
United Natural Foods, Gtd. Notes	6.75	10/15/2028	465,000	[c]	487,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Forest Products & Paper - .3%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	600,000	[d]	731,524
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	85,000		88,614
					820,138
Health Care - 3.5%
Bausch Health, Gtd. Notes		5.25	1/30/2030	170,000	[c]	178,265
Bausch Health, Gtd. Notes		5.25	2/15/2031	95,000	[c]	99,427
Bausch Health, Gtd. Notes		6.25	2/15/2029	350,000	[c]	380,692
Bausch Health, Gtd. Notes		7.25	5/30/2029	1,165,000	[c]	1,311,551
CHEPLAPHARM Arzneimittel, Sr. Scd. Notes		5.50	1/15/2028	515,000	[c]	538,819
Community Health Systems, Sr. Scd. Notes		6.00	1/15/2029	100,000	[c]	108,151
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	613,000	[c]	646,320
Community Health Systems, Sr. Scd. Notes		8.63	1/15/2024	155,000	[c]	161,878
LifePoint Health, Gtd. Notes		5.38	1/15/2029	150,000	[c]	150,083
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	775,000		979,916
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	635,000	[c]	671,116
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	350,000	[c]	373,406
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	275,000	[c]	292,655
RP Escrow Issuer, Sr. Scd. Notes		5.25	12/15/2025	71,000	[c]	74,349
Select Medical, Gtd. Notes		6.25	8/15/2026	400,000	[c]	431,384
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	205,000	[c]	209,228
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	330,000	[c]	365,269
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	435,000	[c]	454,806
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	323,725
U.S. Renal Care, Sr. Unscd. Notes		10.63	7/15/2027	200,000	[c]	221,500
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,100,000	[c]	1,129,562
					9,102,102
Industrial - 1.7%
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	95,000	[c]	93,494
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	255,000	[c]	249,518
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	170,000	[c]	156,565
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	950,000	[c]	972,562
Gates Global, Gtd. Notes		6.25	1/15/2026	815,000	[c]	857,111
Heathrow Finance, Sr. Scd. Bonds	GBP	4.63	9/1/2029	245,000		334,619
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	595,000	[c]	648,922

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Industrial - 1.7% (continued)
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,250,187
					4,562,978
Information Technology - .5%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	630,000	[c]	650,409
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	180,000	[c]	233,480
The Dun & Bradstreet, Gtd. Notes		10.25	2/15/2027	342,000	[c]	386,397
					1,270,286
Insurance - 1.5%
Alliant Holdings Intermediate, Sr. Unscd. Notes		6.75	10/15/2027	220,000	[c]	235,772
AmWINS Group, Gtd. Notes		7.75	7/1/2026	940,000	[c]	1,012,812
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	10,000	[c]	10,450
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,045,000	[c]	1,137,430
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	795,000	[c]	832,202
USI, Sr. Unscd. Notes		6.88	5/1/2025	615,000	[c]	632,291
					3,860,957
Materials - 2.5%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	625,000	[c]	781,013
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	610,000	[c]	651,938
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	370,000	[c]	388,800
Graham Packaging, Gtd. Notes		7.13	8/15/2028	635,000	[c]	702,866
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	310,000	[c]	336,302
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	875,000	[c]	987,109
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	255,000	[c]	265,200
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,490,000	[c]	1,506,762
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	930,000	[c]	1,020,001
					6,639,991
Media - 1.9%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	1,151,518
DISH DBS, Gtd. Notes		7.38	7/1/2028	370,000		394,513
Meredith, Sr. Scd. Notes		6.50	7/1/2025	211,000	[c]	224,319
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	419,000	[c]	440,736
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	210,000	[c]	219,650
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	375,000	[c]	395,055
Summer Bidco, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	178,288	[c]	226,356
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	328,580	[c]	417,169
Tele Columbus, Sr. Scd. Notes	EUR	3.88	5/2/2025	565,000	[c]	695,452
The EW Scripps Company, Gtd. Notes		5.13	5/15/2025	230,000	[c]	235,200
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	210,000	[c]	220,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Media - 1.9% (continued)
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	400,000	[c]	418,238
					5,038,764
Metals & Mining - .6%
Arconic, Scd. Notes		6.13	2/15/2028	385,000	[c]	415,800
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	133,000	[c]	143,640
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	815,000	[c]	848,109
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	225,000	[c]	241,313
					1,648,862
Real Estate - .7%
Iron Mountain, Gtd. Notes		5.25	7/15/2030	220,000	[c]	237,875
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,135,000	[c]	1,134,291
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	340,000	[c]	355,725
					1,727,891
Retailing - 3.5%
99 Escrow Issuer, Sr. Scd. Notes		7.50	1/15/2026	35,000	[c]	34,869
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	175,000	[c]	186,156
Golden Nugget, Gtd. Notes		8.75	10/1/2025	175,000	[c]	181,344
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	200,000	[c]	198,814
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	565,000	[c]	588,846
Macy's, Sr. Scd. Notes		8.38	6/15/2025	630,000	[c]	700,308
Staples, Sr. Scd. Notes		7.50	4/15/2026	715,000	[c]	747,847
Staples, Sr. Unscd. Notes		10.75	4/15/2027	200,000	[c]	199,250
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	4,000,000		5,557,766
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	695,000	[c]	742,347
					9,137,547
Technology Hardware & Equipment - 1.2%
Austin Bidco, Sr. Unscd. Notes		7.13	12/15/2028	395,000	[c]	413,022
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	650,000	[c]	831,394
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	410,000	[c]	443,300
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	265,000		268,644
Everi Payments, Gtd. Notes		7.50	12/15/2025	325,000	[c]	338,372
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	855,000	[c]	884,754
					3,179,486
Telecommunication Services - 2.7%
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	213,063
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	570,000	[c]	758,210
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	340,000	[c]	382,288
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,140,000		1,326,253
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	100,000	[c]	104,312
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	650,000	[c]	694,281

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 97.7% (continued)
Telecommunication Services - 2.7% (continued)
CommScope, Gtd. Notes		7.13	7/1/2028	175,000	[c]	186,674
CommScope, Gtd. Notes		8.25	3/1/2027	445,000	[c]	475,596
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	1,062,391
Intrado, Gtd. Notes		8.50	10/15/2025	800,000	[c]	775,200
Telecom Italia Capital, Gtd. Notes		6.00	9/30/2034	510,000		622,501
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	218,000	[c]	223,243
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	280,000	[c]	303,451
					7,127,463
Utilities - .4%
Pike, Gtd. Notes		5.50	9/1/2028	505,000	[c]	534,669
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		527,674
					1,062,343
Total Bonds and Notes (cost $234,230,322)				257,467,535

Floating Rate Loan Interests - 34.8%
Advertising - .5%
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	51,870	[d]	52,389
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.50	9/29/2024	371,663	[d]	369,572
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		6.00	10/28/2027	177,516	[d]	177,258
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.71	8/21/2026	397,766	[d]	383,950
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	106,517	[d]	105,984
Terrier Media Buyer, Term Loan, 1 Month LIBOR +4.25%		4.40	12/17/2026	141,372	[d]	141,836
					1,230,989
Airlines - .1%
American Airlines, 2017 Replacement Class B Term Loan, 1 Month LIBOR +2.00%		2.16	12/14/2023	160,746	[d]	145,330
American Airlines, Term Loan, 1 Month LIBOR +1.75%		1.90	1/29/2027	98,000	[d]	84,770
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	129,854	[d]	133,831
					363,931

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Beverage Products - .0%
Arterra Wines Canada, Initial Tranche Term Loan B-1, 3 Month LIBOR +3.50%		4.25	11/25/2027	28,411	[d]	28,598
Building Materials - .9%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	11/1/2026	1,000,000	[d]	1,226,017
LSF10 XL Bidco SCA, Facility B3 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[d]	1,215,927
					2,441,944
Chemicals - 2.6%
Aruba Investments Holdings, First Lien Euro B-1 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	11/24/2027	1,000,000	[d]	1,223,482
ColourOZ Investment 1, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	120,521	[d]	113,554
ColourOZ Investment 1 GmbH, New First Lien Initial Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	149,264	[d]	172,725
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		5.25	9/7/2021	1,694,412	[d]	1,598,390
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2021	280,106	[d]	264,233
ColourOZ Investment 2, Second Lien Initial B-2 Term Loan, 3 Month LIBOR +4.25%		5.25	9/7/2022	2,051,740	[d]	1,583,697
Flint Group Gmbh, First Lien B-8 Term Loan, 3 Month LIBOR +4.25%		5.25	9/7/2021	491,855	[d]	463,982
Flint Group GmbH, First Lien Euro B-5 Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	846,004	[d]	978,977
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.95	10/16/2025	427,661	[d]	421,780
					6,820,820
Commercial & Professional Services - 4.6%
Amentum Government Services Holdings, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	154,183	[d]	155,725
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%		6.20	12/31/2025	278,660	[d]	277,689

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Commercial & Professional Services - 4.6% (continued)
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.50	3/1/2025	93,759	[d]	80,457
Axiom Global, Initial Term Loan, 1 Month LIBOR +4.75%		4.90	10/1/2026	4,950,000	[d]	4,770,562
Boels Topholding, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/5/2027	1,000,000	[d]	1,225,315
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.90	2/7/2026	68,140	[d]	66,703
Eagle Bidco, Facility B Term Loan, 1 Month GBPLIBOR +4.75%	GBP	4.77	5/12/2022	1,000,000	[d]	1,352,970
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	81,300	[d]	79,674
Galileo Global Education, Second Lien Term Loan, 6 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,199,514
Memora Servicios Funerarios, Uncommitted Facility Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	429,694	[d]	519,591
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%		8.25	1/1/2026	115,000	[d]	114,312
Pompas Funebres Mediterraneas, Facility B4 Term loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	203,505	[d]	246,081
Sabre GLBL, Term Loan, 1 Month LIBOR +4.00%		4.75	12/17/2027	78,300	[d]	78,593
Sapphire Bidco, Second Lien Facility Term Loan, 6 Month EURIBOR +6.88% @ Floor	EUR	6.88	6/8/2026	241,379	[d]	287,509
Taurus Bidco, Facility B2 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	256,832	[d]	310,565
Taurus Midco, Facility B1 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	109,969	[d]	132,976
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	179,795	[d]	161,014
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.65	8/27/2025	492,441	[d]	493,180
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	11/29/2024	574,189	[d]	576,222
					12,128,652

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Consumer Discretionary - 1.1%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.75	2/10/2027	281,403	[d]	280,817
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.65	7/20/2025	275,310	[d]	276,213
Crown Finance US, Initial Term Loan B-1, 1 Month LIBOR +7.00% @ Floor		7.00	5/23/2024	52,409	[d]	62,759
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.40	2/5/2027	649,005	[d]	646,299
Freshworld Holding IV, Facility B Term Loan, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/2/2026	1,000,000	[d]	1,223,434
Golden Nugget, First Initial Term Loan, 2 Month LIBOR +2.50%		3.25	10/4/2023	96,613	[d]	93,590
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	16,448	[d]	18,751
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.15	1/25/2024	109,719	[d]	97,375
William Morris Endeavor, New Term Loan B-1, 1 Month LIBOR +2.75%		2.90	5/18/2025	109,314	[d]	101,343
					2,800,581
Consumer Staples - .1%
Kronos Acquisition Holdings, Term Loan, 1 Month LIBOR +4.50%		5.25	12/17/2026	122,864	[d]	123,296
Diversified Financials - .2%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%		3.15	6/15/2025	149,133	[d]	145,568
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		4.97	2/18/2027	278,600	[d]	281,433
Mermaid Bidco, Term Loan, 1 Month LIBOR +4.25%		5.00	12/12/2027	31,211	[d]	31,289
					458,290
Electronic Components - .5%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	139,113	[d]	139,606
Idemia Identity & Securities, Facility B Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	1,000,000	[d]	1,208,285
					1,347,891
Energy - .7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	257,408	[d]	249,579

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Energy - .7% (continued)
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.15	5/29/2025	738,505	[d]	646,982
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.40	7/18/2025	206,481	[d]	186,538
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	189,494	[d]	186,563
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	531,155	[d]	459,120
					1,728,782
Environmental Control - .1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	222,917	[d]	220,037
Packers Holdings, Term Loan, 1 Month LIBOR +4.00%		4.75	12/4/2024	147,541	[d]	147,911
					367,948
Food Products - 1.5%
CJ Foods, Term Loan, 1 Month LIBOR +6.00%		7.00	3/5/2027	2,487,469	[d]	2,412,845
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.90	1/31/2028	408,632	[d]	413,740
Labeyrie Fine Foods, Facility B Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[d]	1,208,823
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%		4.75	9/23/2027	25,017	[d]	25,066
					4,060,474
Food Service - .1%
TKC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.75	2/1/2023	222,659	[d]	219,041
Forest Products & Paper - .0%
Neenah, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	6/30/2027	43,524	[d]	43,660
Health Care - 4.2%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	306,036	[d]	296,396
Albany Molecular Research, 2020 Term Loan, 3 Month LIBOR +3.50%		4.50	8/30/2024	82,732	[d]	83,146
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/30/2024	478,814	[d]	481,409
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.65	9/28/2024	172,014	[d]	170,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Health Care - 4.2% (continued)
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.90	8/15/2025	85,000	[d]	84,873
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.90	2/21/2026	513,389	[d]	497,346
Auris Luxembourg III, Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/21/2026	1,000,000	[d]	1,191,530
Bio Lam LCD SELAS, Additional Facility 9 Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	4/25/2026	1,000,000	[d]	1,226,237
Cerebro Bidco, Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	10/29/2027	1,000,000	[d]	1,220,886
CPI Holdco, First Lien Closing Date Term Loan, 1 Month LIBOR +4.25%		4.40	11/4/2026	192,267	[d]	192,747
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	347,355	[d]	348,731
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.75	6/6/2025	307,988	[d]	303,465
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.75	3/5/2026	405,161	[d]	379,838
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%		5.75	10/2/2025	180,000	[d]	179,213
Hera, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[d]	2,263,107
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%		4.40	8/31/2026	148,616	[d,f]	146,785
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.40	8/31/2026	592,640	[d]	585,339
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	51,870	[d]	52,778
Milano Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	218,917	[d]	219,418
Pathway Vet Alliance, First Lien Initial Delayed Draw Term Loan, 1 Month LIBOR +4.00%		4.15	3/31/2027	10,798	[d,f]	10,811
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.15	3/31/2027	132,202	[d]	132,350
PetVet Care Centers, 2020 First Lien Incremental Term Loan, 1 Month LIBOR +4.25%		5.25	2/14/2025	107,300	[d,f]	107,970

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Health Care - 4.2% (continued)
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 3 Month LIBOR +5.00%		5.50	6/20/2026	139,868	[d]	140,393
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%		9.00	8/31/2024	89,325	[d]	91,949
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		4.25	8/31/2024	313,532	[d]	308,917
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.00	6/23/2024	298,899	[d]	293,061
					11,009,478
Industrial - 2.3%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	220,547	[d]	215,544
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50% @ Floor		3.50	3/7/2025	28,096	[d,f]	29,185
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 1-3 Month LIBOR +3.50%		4.50	3/7/2025	84,909	[d]	83,954
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25% @ Floor		6.25	7/18/2025	5,010,228	[d]	4,743,032
Titan Acquisition, Initial Term Loan, 6 Month LIBOR +3.00%		3.27	3/28/2025	349,160	[d]	341,443
VAC Germany Holding, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	266,574	[d,g]	198,597
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	124,152	[d]	123,841
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		5.25	7/11/2025	464,968	[d]	412,659
					6,148,255
Information Technology - 2.6%
AI Avocado, Facility Term Loan B-4, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/18/2024	946,081	[d]	1,161,201
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	126,455	[d]	127,035
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		4.40	10/2/2025	738,693	[d]	737,131
CommerceHub, Term Loan, 1 Month LIBOR +4.50%		4.75	12/2/2027	31,716	[d]	31,756
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%		6.00	12/16/2025	153,647	[d]	153,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Information Technology - 2.6% (continued)
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.15	10/16/2026	332,387	[d]	332,594
Finastra USA, First Lien Dollar Term Loan, 3-6 Month LIBOR +3.50%		4.50	6/13/2024	639,409	[d]	627,954
Greeneden US Holdings II, Dollar Term Loan B-4, 3 Month LIBOR +4.00%		4.75	12/1/2027	176,957	[d]	177,593
Ivanti Software, First Lien Initial Term Loan, 1 Month LIBOR +4.75%		5.75	12/1/2027	201,589	[d]	201,463
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.40	12/1/2024	266,574	[d]	262,638
Navicure, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/23/2026	56,039	[d]	56,109
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.46	5/18/2025	364,554	[d]	359,450
Software Luxembourg Acquisition, Second Out Term Loan, 1 Month LIBOR +7.50%		8.50	4/27/2025	1,788,094	[d]	1,789,587
Software Luxembourg Acquisition, Senior Secured Term Loan, 1 Month LIBOR +7.50%		8.50	12/27/2024	542,639	[d]	556,205
Sophia, Closing Date Term Loan, 3 Month LIBOR +3.75%		4.50	10/7/2027	31,293	[d]	31,444
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.90	7/3/2026	256,870	[d]	252,775
Ultimate Software Group, 2020 Incremental Term Loan, 3 Month LIBOR +4.00%		4.75	5/3/2026	70,704	[d]	71,182
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%		7.50	5/3/2027	10,045	[d]	10,359
					6,939,931
Insurance - 2.7%
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%		5.50	2/13/2027	59,835	[d]	60,060
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%		6.65	8/4/2025	956,284	[d]	965,608
Hestia Holding, Facility B Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	6/30/2027	1,000,000	[d]	1,228,198
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.65	2/28/2025	689,146	[d]	668,472

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Insurance - 2.7% (continued)
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%		4.15	9/3/2026	436,392	[d]	436,039
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%		5.25	9/3/2026	14,317	[d]	14,442
Selectquote, Initial Term Loan, 1 Month LIBOR +6.00%		7.00	11/5/2024	3,823,529	[d,g]	3,861,765
					7,234,584
Internet Software & Services - 2.6%
Infinitas Learning, Facility B4 Term Loan, 6 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/3/2024	2,000,000	[d]	2,427,419
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%		5.00	11/21/2024	107,435	[d]	107,397
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,969,324	[d]	2,410,335
PUG, USD Term Loan B, 1 Month LIBOR +3.50%		3.65	2/13/2027	149,622	[d]	143,139
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	170,000	[d,g]	169,575
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.90	10/11/2025	750,000	[d]	740,936
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.71	12/21/2025	738,693	[d]	722,996
					6,721,797
Materials - 3.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.73	7/31/2025	689,394	[d]	678,708
Charter NEX US, First Lien Term Loan, 1 Month LIBOR +4.25%		5.00	12/1/2027	49,618	[d]	49,935
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.00	10/19/2023	174,093	[d]	173,822
Graham Packaging, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	8/4/2027	87,685	[d]	88,107
IFCO Management, Facility Term Loan B-1A, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	5/31/2026	1,000,000	[d]	1,220,941
Klockner Pentaplast of America, Euro Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	6/30/2022	1,000,000	[d]	1,213,660
LABL, Initial Euro Term Loan, 1 Month EURIBOR +5.00% @ Floor	EUR	5.00	7/2/2026	2,000,000	[d]	2,453,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Materials - 3.1% (continued)
Mauser Packaging Solutions Holding, Initial Term Loan, 3 Month LIBOR +3.25%		3.48	4/3/2024	112,418	[d]	108,904
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		3.65	8/3/2026	652,727	[d]	644,163
Proampac PG Borrower, 2020 Term Loan, 1-3 Month LIBOR +4.00%		5.00	11/18/2025	162,602	[d]	162,450
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	491,697	[d]	484,322
Tosca Services, New First Lien Term Loan, 1 Month LIBOR +4.25%		5.25	8/18/2027	159,328	[d]	160,456
TricorBraun, First Lien Closing Date Term Loan, 1 Month LIBOR +3.75%		4.75	11/30/2023	727,228	[d]	724,501
					8,163,201
Media - 1.8%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%		3.90	3/1/2025	202,805	[d]	200,693
Diamond Sports Group, Term Loan, 1 Month LIBOR +3.25%		3.40	8/24/2026	109,722	[d]	97,653
Gamma Infrastructure III, Facility B Term Loan, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	1,000,000	[d]	1,206,379
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	130,055	[d]	130,543
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	214,488	[d]	216,312
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,969,849	[d]	2,305,190
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.40	10/20/2025	143,899	[d]	136,944
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		3.75	3/15/2024	70,000	[d]	69,716
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	328,541	[d]	328,290
					4,691,720
Retailing - .9%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		5.75	9/25/2024	458,055	[d]	460,265
BBD Bidco, Facility B1 Term Loan, 6 Month GBPLIBOR +4.75%	GBP	4.84	11/7/2026	1,000,000	[d]	1,353,093

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Retailing - .9% (continued)
LBM Acquisition, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	12/18/2027	28,569	[d,f]	28,604
LBM Acquisition, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	12/18/2027	128,559	[d]	128,719
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.21	4/12/2026	196,475	[d]	190,848
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	8.00	11/28/2022	284,003	[d]	215,369
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	101,225	[d]	101,267
				2,478,165
Semiconductors & Semiconductor Equipment - .3%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%	6.00	4/30/2026	705,640	[d]	669,476
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%	4.65	8/27/2025	232,892	[d]	232,019
				901,495
Technology Hardware & Equipment - .5%
Access CIG, First Lien Term Loan B, 3 Month LIBOR +3.75%	3.98	2/27/2025	173,220	[d]	171,813
Austin Bidco, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	12/9/2027	103,603	[d]	103,214
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	283,778	[d]	295,129
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.90	7/1/2026	296,258	[d]	291,258
Redstone Buyer, Initial Term Loan, 2 Month LIBOR +5.00%	6.00	9/1/2027	171,565	[d]	172,530
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.22	8/20/2025	203,155	[d]	197,060
				1,231,004
Telecommunication Services - .4%
CCI Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	12/17/2027	162,435	[d]	162,570
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%	5.50	12/12/2026	264,534	[d]	266,069
Cyxtera DC Holdings, First Lien Initial Term Loan B, 3 Month LIBOR +3.00%	4.00	5/1/2024	143,693	[d]	134,946
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	35,430	[d]	35,548

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 34.8% (continued)
Telecommunication Services - .4% (continued)
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	477,018	[d]	463,669
				1,062,802
Utilities - .4%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	110,333	[d]	109,850
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	279,791	[d]	278,995
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	720,948	[d]	698,224
				1,087,069
Total Floating Rate Loan Interests (cost $88,544,854)			91,834,398
Description			Shares		Value ($)
Common Stocks - 1.1%
Information Technology - 1.1%
SkillSoft, Cl. A (cost $2,285,965)			16,747	[g,h]	2,846,990
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,716,325)	0.09		3,716,325	[i]	3,716,325
Total Investments (cost $328,777,466)			135.0%	355,865,248
Liabilities, Less Cash and Receivables			(35.0%)	(92,358,062)
Net Assets			100.0%	263,507,186

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $222,600,578 or 84.48% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g The fund held Level 3 securities at December 31, 2020, these securities were valued at $7,076,927 or 2.69% of net assets.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	142,865,531	-	142,865,531
Corporate Bonds	-	114,602,004	-	114,602,004
Equity Securities – Common Stocks	-	-	2,846,990	2,846,990
Floating Rate Loan Interests	-	87,604,461	4,229,937	91,834,398
Investment Companies	3,716,325	-	-	3,716,325
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	84,756	-	84,756
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(4,246,730)	-	(4,246,730)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs
Euro	2,690,000	United States Dollar	3,251,420	1/19/2021	36,379
United States Dollar	110,375,525	Euro	93,410,000	1/19/2021	(3,792,971)
United States Dollar	2,553,714	British Pound	1,890,000	1/29/2021	(31,450)
United States Dollar	11,759,142	Euro	9,590,000	1/29/2021	35,319
British Pound	750,000	United States Dollar	1,012,732	1/19/2021	13,058
United States Dollar	11,768,870	British Pound	8,910,000	1/19/2021	(417,515)
United States Dollar	952,610	British Pound	700,000	1/19/2021	(4,794)
Gross Unrealized Appreciation					84,756
Gross Unrealized Depreciation					(4,246,730)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2020, accumulated net unrealized appreciation on investments was $27,087,783, consisting of $28,474,119 gross unrealized appreciation and $1,386,336 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.